Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 14 – RELATED PARTY TRANSACTIONS
See Notes 8 and 10 for additional information relating to the Note issued to the Company’s chief executive officer as well as details associated with the issuance of common stock to certain related parties in connection with securities purchase agreements.

NOTE 14 - RELATED PARTY TRANSACTIONS
The following is a description of the transactions we have engaged in with our directors, director nominees and officers and beneficial owners of more than five percent of our voting securities and their affiliates:
On August 30, 2018, the Company issued an unsecured promissory note (the “Note”) in the principal amount of $750 in favor of Joseph Mannello, the Company’s chief executive officer (the “Lender”). Pursuant to the Note, on August 30, 2018, the Lender advanced $500 of funds to the Company. On September 26, 2018, the Lender advanced an additional $250 of funds to the Company.
On November 13, 2018, the Company amended and restated the Note to increase the maximum amount that may be drawn down under the Note from $750 to $1,000. On December 29, 2018, the Lender advanced an additional $250 of funds to the Company. As of December 31, 2018, the Company recorded $1,000 as a liability on the consolidated balance sheets.
The Note accrues interest at a rate of 5% per annum and all payments of principal, interest and other amounts under the original Note were payable on August 31, 2019. The Company may prepay, in whole or in part, at any time, the principal, interest and other amounts owed under the Note, without penalty. As of December 31, 2018, the Company accrued $15 of interest expense on the Note.
On March 27, 2019, $250 of the Note was converted into 171,233 shares as part of a private placement.
On October 30, 2019 the Company and the Lender agreed to extend the maturity date.
In December 2019 the Lender advanced an additional $355 to the Company for general working capital purposes. As of December 31, 2019, the total amounts outstanding and due to the Lender under the Note was $1,105 and $54 of accrued interest.
Subsequent to year-end on March 2, 2020, the Company entered into securities purchase agreements for a private placement with a group of accredited investors and issued 1,533,058 shares of Common Stock to the investors, including four members of the Company’s board of directors, for aggregate cash proceeds of $1,030 and $825 of the Note exchanged into 681,818 shares. The closing of the Private Placement occurred on March 5, 2020 and included the exchange of $825 of the principal amount of a promissory note into Common Stock.